Share based compensation - Additional Information (Details)				12 Months Ended
	Dec. 13, 2024 shares	Aug. 18, 2023 shares	Jul. 29, 2022 CNY (¥) shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥) Option	Dec. 31, 2024 $ / shares	Jul. 31, 2022 shares	Dec. 31, 2021 Option
Share-based compensation
Exercise price | $ / shares							$ 0.001
Number of share options outstanding | Option						0			1,270,445
Share-based payment | ¥				¥ 0	¥ 7,514,000	¥ 27,528,000
Performance Incentive Plan
Share-based compensation
Number of shares issued			1,927,793
Percentage of outstanding shares issued			2.00%
Consideration for shares issued | ¥			¥ 0
Seefar Global Holdings Limited
Share-based compensation
Class of Warrant or Right, Number of Securities Called by Warrants or Rights								4,655,386
Stock Issued During Period, Warrants Exercises	2,698,870	1,956,516